Convertible Senior Notes (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 03, 2014	Nov. 02, 2014	Mar. 17, 2014
ADS
Convertible Senior Notes
ADS ratio to ordinary shares		5	0.20
Ordinary shares, par value				$ 0.001
Notes
Convertible Senior Notes
Aggregate principal amount of convertible notes				$ 632,500,000
Interest rate (as a percent)	1.50%			1.50%
Redemption price due to fundamental change as percentage of principal amount	100.00%
Discounts to initial purchaser	14,231,250
Debt issuance costs	$ 1,078,091
Notes | ADS
Convertible Senior Notes
ADS ratio to ordinary shares				2
Conversion ratio		49.693
Conversion price per $1,000 of principal amount	$ 201.24	$ 20.124